TAXATION - Tax Reconciliation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
Income Tax Disclosure [Line Items]
Income before income tax		$ 178,493	$ 200,800	$ 3,378
Tax expense at Hong Kong profit tax rate of 16.5%		29,451	33,132	557
Changes of valuation allowance		30,172	9,735	4,464
Tax effect of permanence differences		5,486	6,825	7,333
Effect of income tax in jurisdictions other than Hong Kong		(4,143)	12,670	(898)
Super deduction of research and development expenses		(19,277)
Final settlement differences		(18,038)
Income not subject to tax (1)		(11,365)
Others			(74)	24
Income tax expense	$ 1,577	$ 12,286	$ 62,288	$ 11,480
Hong Kong
Income Tax Disclosure [Line Items]
Hong Kong profit tax rate (as a percent)	16.50%	16.50%